Shareholders' Equity (Details)						1 Months Ended							12 Months Ended
	Sep. 18, 2015 Number	Oct. 06, 2014 shares	Sep. 11, 2014 shares	Jul. 16, 2014	Jun. 03, 2014 shares	Sep. 18, 2014 shares	Aug. 27, 2014 shares	Jun. 30, 2014 shares	Jun. 20, 2014 shares	Jun. 18, 2014 shares	Jun. 15, 2014 Number	May. 28, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Jul. 13, 2015 $ / shares
Shareholders Equity [Line Items]
Common stock issued for convertible notes, Value | $													$ 9,282,000	$ 128,000	$ 375,000
Preferred stock converted into common stock | $
Consecutive Business Days | Number	30										30
Common stock per share | $ / shares													$ 0.001	$ 0.001
Conversion description				The applicable $2.5 million stockholders' equity requirement, as set forth in Listing Rule 5550(b)(1) (the "Stockholders' Equity Requirement"). The letter indicated that we had 45 days, or until September 2, 2014, to submit a plan to regain compliance. If our plan is accepted, NASDAQ has the discretion to grant us up to 180 days from July 16, 2014 to regain compliance. If NASDAQ does not accept our plan, we would have the opportunity to appeal that decision to a hearings panel.							The minimum closing bid price required by the continued listing requirements of NASDAQ set forth in Listing Rule 5550(a)(2). We have 180 calendar days, or until January 12, 2015, to regain compliance with Rule 5550(a)(2) (the "Compliance Period"). To regain compliance, the closing bid price of the Company's common stock must be at least $1.00 per share for a minimum of 10 consecutive business days during the Compliance Period. The NASDAQ notification has no effect at this time on the listing of the Company's common stock on The NASDAQ Capital Market.
Minimum bid price per share | $ / shares																$ 1
Stock units issued during period, Value | $												$ 25,000,000
Conversion of convertible promissory note, Shares | shares													7,528
Placement Agent Agreement [Member]
Shareholders Equity [Line Items]
Stock units issued during period, Value | $												$ 25,000
Stock units issued during period, Shares | shares												250,000
Purchase price per share | $ / shares												$ 100
Series D Preferred Stock [Member]
Shareholders Equity [Line Items]
Conversion of stock, shares converted | shares		43,600	21,800		78,612	43,600	21,800	100	1,808	30,520
Preferred Stock, Shares Outstanding | shares													8,160	8,160
Preferred stock converted into common stock | $												$ 100,000
Preferred stock converted into common stock, Shares | shares												92
Conversion price | $ / shares												$ 1.09
Proceeds from issuance of preferred stock value | $												$ 24,070,000
Payments of fees | $												930,000
Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Common stock issued for convertible notes, Value | $												$ 6,390,000,000
Conversion price | $ / shares												$ 0.0000408
Common Stock [Member]
Shareholders Equity [Line Items]
Conversion of stock, shares issued | shares		4,000,000	2,000,000		7,212,081	4,000,000	2,000,000	9,176	165,881	2,800,000
Common stock issued for convertible notes, Value | $
Common stock issued for convertible notes, Shares | shares													9,692
Preferred stock converted into common stock, Shares | shares
Conversion of convertible promissory note, Shares | shares													117
Conversion of converted promissory note, Amount | $													$ 1,317
Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock converted into common stock | $
Preferred stock converted into common stock, Shares | shares															(44,000)
Warrant [Member]
Shareholders Equity [Line Items]
Conversion of convertible promissory note, Shares | shares													8,544